Mortgage Servicing Rights, Net	6 Months Ended
Jun. 30, 2015
Mortgage Servicing [Abstract]
Transfers and Servicing of Financial Assets [Text Block]

NOTE 6: MORTGAGE SERVICING RIGHTS, NET

Mortgage servicing rights (“MSRs”) are recognized based on the fair value of the servicing rights on the date the corresponding mortgage loans are sold. An estimate of the fair value of the Company’s MSRs is determined using assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rates, default rates, cost to service, escrow account earnings, contractual servicing fee income, ancillary income, and late fees. Subsequent to the date of transfer, the Company has elected to measure its MSRs under the amortization method. Under the amortization method, MSRs are amortized in proportion to, and over the period of, estimated net servicing income.

The Company has recorded MSRs related to loans sold without recourse to Fannie Mae. The Company generally sells conforming, fixed-rate, closed-end, residential mortgages to Fannie Mae. MSRs are included in other assets on the accompanying consolidated balance sheets.

The Company evaluates MSRs for impairment on a quarterly basis. Impairment is determined by stratifying MSRs into groupings based on predominant risk characteristics, such as interest rate and loan type. If, by individual stratum, the carrying amount of the MSRs exceeds fair value, a valuation allowance is established. The valuation allowance is adjusted as the fair value changes. Changes in the valuation allowance are recognized in earnings as a component of mortgage lending income.

The following table details the changes in amortized MSRs and the related valuation allowance for the respective periods.

	Quarter ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2015	2014	2015	2014
MSRs, net:
Beginning balance	$2,355	$2,368	$2,388	$2,350
Additions, net	154	105	265	203
Amortization expense	(199)	(84)	(333)	(164)
Decrease (increase) in valuation allowance	49	(43)	39	(43)
Ending balance	$2,359	$2,346	$2,359	$2,346

Valuation allowance included in MSRs, net:
Beginning of period	$63	$—	$53	$—
End of period	14	43	14	43

Fair value of amortized MSRs:
Beginning of period	$3,066	$3,386	$3,238	$3,452
End of period	3,014	3,228	3,014	3,228